The Entity as lessee (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Schedule of Right of Use Assets	Right-of-use asset:

Rights-of-use	January 1, 2025	Additions	Disposals	December 31, 2025

Office space	$2,552,121	$1,276,841	$-	$3,828,962
Vehicles and office furniture	1,154,358	365,956	-	1,520,314

Cost of rights-of-use	$3,706,479	$1,642,797	$-	$5,349,276

Depreciation of rights-of-use	January 1, 2025	Additions	Disposals	December 31, 2025

Office space	$(2,395,065)	$(441,123)	$-	$(2,836,188)
Vehicles and office furniture	(777,622)	(316,251)	-	(1,093,873)
Accumulated depreciation	(3,172,687)	(757,374)	-	(3,930,061)

Total	$533,792	$885,423	$-	$1,419,215

Rights-of-use	January 1, 2024	Additions	Disposals	December 31, 2024

Office space	$2,552,121	$—	$-	$2,552,121
Vehicles and office furniture	791,773	362,585	-	1,154,358

Cost of rights-of-use	$3,343,894	$362,585	$-	$3,706,479

Depreciation of rights-of-use

Office space	$(1,961,025)	$(434,040)	$-	$(2,395,065)
Vehicles and office furniture	(548,670)	(228,952)	-	(777,622)
Accumulated depreciation	(2,509,695)	(662,992)	-	(3,172,687)

Total	$834,199	$(300,407)	$-	$533,792

Rights-of-use	January 1, 2023	Additions	Disposals	December 31, 2023

Office space	$2,552,121	$—	$-	$2,552,121
Vehicles and office furniture	791,773	—	-	791,773

Cost of rights-of-use	$3,343,894	$—	$-	$3,343,894

Depreciation of rights-of-use

Office space	$(1,508,871)	$(452,154)	$-	$(1,961,025)
Vehicles and office furniture	(417,078)	(131,592)	-	(548,670)
Accumulated depreciation	(1,925,949)	(583,746)	-	(2,509,695)

Total	$1,417,945	$(583,746)	$-	$834,199

Schedule of Lease Obligations	Lease obligations:

	January 1, 2025	Additions	Disposals	Interests accrued	Repayments	December 31, 2025

Lease liabilities	$558,116	$1,642,797	$	$89,414	$(834,281)	$1,456,046

	January 1, 2024	Additions	Disposals	Interests accrued	Repayments	December 31, 2024

Lease liabilities	$897,651	$362,585	$-	$88,691	$(790,811)	$558,116

	January 1, 2023	Additions	Disposals	Interests accrued	Repayments	December 31, 2023

Lease liabilities	$1,503,939	$-	$-	$103,611	$(709,899)	$897,651

Schedule of Maturity Analysis of Lease Liability
Future minimum lease payments receivable under non-cancellable operating lease agreements are as follows:

	December 31, 2025	December 31, 2024	December 31, 2023

Not later than 1 year	$262,387,963	$245,419,836	$204,723,974
Later than 1 year and not later than 2 years	232,726,281	219,689,252	185,428,586
Later than 2 years and not later than 3 years	205,507,984	188,993,507	159,216,035
Later than 3 years and not later than 4 years	174,301,343	159,770,222	131,910,956
Later than 4 years and not later than 5 years	142,297,376	129,818,124	109,066,450
Later than 5 years	332,774,369	322,152,884	273,646,065

	$1,349,995,316	$1,265,843,825	$1,063,992,066
Maturity analysis of lease liabilities:

Finance lease liabilities	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023

Less than 1 year	$717,288	$445,054	$662,388
Later than 1 year and not later than 5 years	864,080	161,166	301,099
	1,581,368	606,220	963,487
Less: future finance cost	(125,322)	(48,104)	(65,836)

Total lease liability	$1,456,046	$558,116	$897,651

Lease - short term	$641,300	$408,373	$607,481
Lease liabilities- long term	814,746	149,743	290,170

Total lease liability	$1,456,046	$558,116	$897,651